Schedule of Reconciliation of Provision of Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Loss before taxes	$ (9,870,235)	$ (1,339,691)	$ 349,227
Expected income tax credit at statutory rate of 25%	(2,467,559)	(334,923)
Valuation allowance for deferred tax asset	75,228	345,515
IPO related-expenses	75,000	75,000
Interest income from note receivables	(21,301)	(31,875)
Unrealized loss (gain) on investments	1,163,620	(19,420)
Non-tax deductible personnel expenses	27,397	13,615
Non-tax deductible consulting fees	733,653	143,665
Non-tax deductible general and administrative expenses	210,235	115,953
Non-tax deductible finance costs and interest expenses	208,094
Other items, net	(4,367)	32,821
Income tax credit		$ 340,351